Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Taxes Payable [Abstract]
Value-added tax, net	$ 7,352
Other taxes	(11)
Total	$ 7,341